Shareholder Report, Holdings (Details) - DGA Core Plus Absolute Return ETF	Jan. 31, 2026
ProShares Short S&P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
SPDR Bridgewater All Weather ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
State Street SPDR Portfolio S&P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
iShares MSCI ACWI ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
State Street SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Direxion Daily S&P 500 Bear 1x Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab US Broad Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]

[1]	Amount is less than 0.05% of total net assets.